UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31 , 1999

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):

                                [_] is a restatement.
                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:      Thomas W. Smith
     Address:   323 Railroad Avenue    Greenwich      CT        06830
                (Street)               (City)       (State)     (Zip)

     Form 13F File Number:  28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:    Thomas W. Smith
         Title:   Investment Manager
         Phone:   203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

May 22, 2000
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:                1

         Form 13F Information Table Entry Total:           2

         Form 13F Information Table Value Total:           $14,773 (thousands)



THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.



List of Other Included Managers:

No.              Form 13F File No.:                 Name:
---              -----------------                  ----
01               28-3444                            Thomas N. Tryforos

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER           VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE      SHARED       NONE
   --------------        --------------    -----     --------  -------   ---  ----  -------   --------   ----      ------       ----
WHOLE FOOD MARKET, INC.       COM        9668371068        3       100   SH          SOLE                  100
WHOLE FOOD MARKET, INC.       COM        9668371068    14769    425000   SH          OTHER      01      425000